Acquisitions (Tables) - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018
Data443 Risk Mitigation, Inc [Member]
Schedule of Carrying Value of Liabilities Assumed

As the transaction was a business combination among entities under common control, the Company recorded the assets and liabilities of Data443 at carrying value, as though the transaction occurred at the beginning of the applicable period, or January 1, 2018. The following table summarizes the carrying value of the liabilities assumed as of January 1, 2018:

Carrying value of liabilities assumed:
Accounts payable	$27,232
Net carrying value acquired	$(27,232)

Myriad Software Productions, LLC [Member]
Schedule of Carrying Value of Liabilities Assumed

As the transaction was a business combination among entities under common control, the Company recorded the assets and liabilities of Myriad at carrying value, as though the transaction occurred at the beginning of the applicable period, or January 1, 2018. The following table summarizes the carrying value of the assets acquired and liabilities assumed as of January 1, 2018:

Carrying value of operating assets acquired:
Cash	$4,478
Carrying value of liabilities assumed:
Accounts payable	116,039
Net carrying value acquired	$(111,561)